Allstate Life Insurance Company of New York
                  Allstate Life of New York Separate Account A

                       Supplement, dated August 29, 2003,
                                       to
               The Allstate Advisor Variable Annuities Prospectus
                   (Advisor, Advisor Plus, Advisor Preferred)
                                dated May 1, 2003

This supplement amends certain disclosure contained in the above-referenced prospectus for certain variable annuity contracts ("Contracts") issued by Allstate Life Insurance Company of New York.

We have received notice that the Board of Trustees ("Board") of The Universal Institutional Funds, Inc. ("Trust") has approved the liquidation, on or about October 31, 2003 (the "Closing Date"), of the following Trust portfolio:

            Van Kampen UIF Active International Allocation Portfolio

The Board took this action because the Van Kampen UIF Active International Allocation Portfolio has not attracted sufficient assets to obtain adequate economies of scale.

In anticipation of the liquidation of the Van Kampen UIF Active International Allocation Portfolio, we will no longer accept new premiums for investment in, nor will we permit transfers to, the Van Kampen UIF Active International Allocation Sub-Account ("Van Kampen AIA Sub-Account") on or after October 17, 2003. However, other allocations made to the Van Kampen AIA Sub-Account through automatic additions, automatic portfolio rebalancing, dollar cost averaging or systematic withdrawal programs will continue through the Closing Date.

Because the Van Kampen AIA Sub-Account no longer will be offered as an investment alternative as of the Closing Date, you may wish to transfer, prior to October 31, 2003, some or all of your contract value ("Contract Value") to the other investment alternatives currently offered by your Contracts.

Any Contract Value remaining in the Van Kampen AIA Sub-Account will be transferred automatically, as of the Closing Date, to the Putnam VT Money Market Variable Sub-Account, an investment alternative already available under your Contracts.

Prior to the Closing Date, you may transfer some or all of your Contract Value that presently is allocated to the Van Kampen AIA Sub-Account to other investment alternatives currently offered under your Contracts. This transfer is not subject to a transfer fee and will not count towards the 12 transfers you can make per Contract Year.

If you currently have allocations made to the Van Kampen AIA Sub-Account through automatic additions, automatic portfolio rebalancing, dollar cost averaging or systematic withdrawal programs, your allocations in these programs will also need to be changed. If you do not change these allocations to other investment alternatives currently available under your Contracts, any allocations to the Van Kampen AIA Sub-Account will be automatically allocated, as of the Closing Date, to the Putnam VT Money Market Variable Sub-Account.

If your Contract Value is transferred automatically on the Closing Date to the Putnam VT Money Market Variable Sub-Account, for 60 days following the Closing Date, you may transfer Contract Value in the Putnam VT Money Market Variable Sub-Account to any other investment alternative(s) available under your Contracts. This transfer is not subject to a transfer fee and will not count towards the 12 transfers you can make per Contract Year.

We will send you a confirmation that shows the amount that we credited to the Putnam VT Money Market Variable Sub-Account or to the investment alternative that you chose and the date of the transaction. For additional information on how to transfer to another investment alternative, or how to make a change to your current allocation(s), please contact your financial representative or call our Customer Service Center at the number listed below.

Attached, as Appendix A, is a list of the Portfolios and Fixed Account Investment Alternatives currently available under your Contracts.

Please keep this supplement for future reference together with your prospectuses.

               Number for Customer Service Center: 1-866-718-9824

                                   Appendix A

The Allstate Advisor Variable Annuities (Advisor, Advisor Plus, Advisor Preferred) offers a variety of Investment Alternatives that encompass investment choices ranging from aggressive to conservative. Below is a listing of the Portfolios and Fixed Account Investment Alternatives currently available. Also included is the investment objective for each Portfolio. The Van Kampen UIF Active International Allocation Portfolio, although currently available, is not listed.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the relevant prospectus for the Portfolio.


                                   Portfolios

Putnam VT The George Putnam Fund of Boston  (Class IB)
Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds, which produce both capital growth and current income.

Putnam VT Global Asset Allocation Fund (Class IB)
Seeks a high level of long-term total return consistent with preservation of capital.

Putnam VT Growth and Income Fund (Class IB)
Seeks capital growth and current income.

Putnam VT Health Sciences Fund (Class IB)
Seeks capital appreciation.

Putnam VT High Yield Fund (Class IB)
Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.

Putnam VT Income Fund (Class IB)
Seeks high current income consistent with what Putnam Management believes to be prudent risk.

Putnam VT International Equity Fund (Class IB)
Seeks capital appreciation.

Putnam VT Investors Fund (Class IB)
Seeks long-term growth of capital and any increased income that results from this growth.

Putnam VT Money Market Fund (Class IB)
Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.

Putnam VT New Opportunities Fund (Class IB)
Seeks long-term capital appreciation.

Putnam VT New Value Fund (Class IB)
Seeks long-term capital appreciation.

Putnam VT Research Fund (Class IB)
Seeks capital appreciation.

Putnam VT Utilities Growth and Income Fund (Class IB)
Seeks capital growth and current income.

Putnam VT Vista Fund (Class IB)
Seeks capital appreciation.

Putnam VT Voyager Fund (Class IB)
Seeks capital appreciation.

Franklin Growth and Income Securities Fund (Class 2)
Seeks capital appreciation with current income as a secondary goal.

Franklin Small Cap Value Securities Fund (Class 2)
Seeks long-term total return.

Mutual Shares Securities Fund (Class 2)
Seeks capital appreciation.  Secondary goal is income.

Templeton Developing Markets Securities Fund (Class 2)
Seeks long-term capital appreciation.

Templeton Foreign Securities Fund (Class 2)
Seeks long-term capital growth.

LSA Aggressive Growth Fund
Seeks long-term capital of growth by investing primarily in equity securities of small and mid-sized growth companies.

LSA Equity Growth Fund
Seeks long-term capital appreciation by investing primarily in growth oriented equity securities of large capitalization companies.

LSA Mid Cap Value Fund
Seeks long-term growth or capital by investing primarily in equity securities of companies with medium market capitalizations.

Oppenheimer Aggressive Growth Fund/VA (Service Shares)
Seeks capital appreciation by investing in "growth type" companies.

Oppenheimer Capital Appreciation Fund / VA (Service Shares)
Seeks capital appreciation.

Oppenheimer Global Securities Fund / VA (Service Shares)
Seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer High Income Fund / VA (Service Shares)
Seeks a high level of current income from investment in high-yield fixed-income securities.

Oppenheimer Main Street Fund / VA (Service Shares)
Seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

Oppenheimer Main Street Small Cap Fund / VA (Service Shares)
Seeks capital appreciation.

Oppenheimer Multiple Strategies Fund / VA (Service Shares)
Seeks a high total investment return, which includes current income and capital appreciation in the value of its shares.

Oppenheimer Strategic Bond Fund / VA (Service Shares)
Seeks a high level of current income principally derived from interest on debt securities.

Van Kampen LIT Emerging Growth Portfolio (Class II)
Seeks capital appreciation.

Van Kampen LIT Growth and Income Portfolio (Class II)
Seeks long-term growth of capital and income.

Van Kampen UIF Emerging Markets Debt Portfolio (Class II)
Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Van Kampen UIF Small Company Growth Portfolio (Class II)
Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small companies.

Van Kampen UIF U.S. Real Estate Portfolio (Class II)
Seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.


                             Fixed Account Options**

Dollar Cost Averaging Fixed Account Option

Standard Fixed Account Option

** Not all Fixed Account Options are available with all Contracts.

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                   Allstate Life Insurance Company of New York
                  Allstate Life of New York Separate Account A

                       Supplement, dated August 29, 2003,
                                       to
                   The Allstate Variable Annuities Prospectus
                   (Allstate Variable Annuities - B Share and
                      Allstate Variable Annuity - L Share)
                               dated July 1, 2003

This supplement amends certain disclosure contained in the above-referenced prospectus for certain variable annuity contracts ("Contracts") issued by Allstate Life Insurance Company of New York.

We have received notice that the Board of Trustees ("Board") of The Universal Institutional Funds, Inc. ("Trust") has approved the liquidation, on or about October 31, 2003 (the "Closing Date"), of the following Trust portfolio:

          Morgan Stanley UIF Active International Allocation Portfolio

The Board took this action because the Morgan Stanley UIF Active International Allocation Portfolio has not attracted sufficient assets to obtain adequate economies of scale.

In anticipation of the liquidation of the Morgan Stanley UIF Active International Allocation Portfolio, we will no longer accept new premiums for investment in, nor will we permit transfers to, the Morgan Stanley UIF Active International Allocation Sub-Account ("Morgan Stanley AIA Sub-Account") on or after October 17, 2003. However, other allocations made to the Morgan Stanley AIA Sub-Account through automatic additions, automatic portfolio rebalancing, dollar cost averaging or systematic withdrawal programs will continue through the Closing Date.

Because the Morgan Stanley AIA Sub-Account no longer will be offered as an investment alternative as of the Closing Date, you may wish to transfer, prior to October 31, 2003, some or all of your contract value ("Contract Value") to the other investment alternatives currently offered by your Contracts.

Any Contract Value remaining in the Morgan Stanley AIA Sub-Account will be transferred automatically, as of the Closing Date, to the Morgan Stanley Money Market Variable Sub-Account, an investment alternative already available under your Contracts.

Prior to the Closing Date, you may transfer some or all of your Contract Value that presently is allocated to the Morgan Stanley AIA Sub-Account to other investment alternatives currently offered under your Contracts. This transfer is not subject to a transfer fee and will not count towards the 12 transfers you can make per Contract Year.

If you currently have allocations made to the Morgan Stanley AIA Sub-Account through automatic additions, automatic portfolio rebalancing, dollar cost averaging or systematic withdrawal programs, your allocations in these programs will also need to be changed. If you do not change these allocations to other investment alternatives currently available under your Contracts, any allocations to the Morgan Stanley AIA Sub-Account will be automatically allocated, as of the Closing Date, to the Morgan Stanley Money Market Variable Sub-Account.

If your Contract Value is transferred automatically on the Closing Date to the Morgan Stanley Money Market Variable Sub-Account, for 60 days following the Closing Date, you may transfer Contract Value in the Morgan Stanley Money Market to any other investment alternative(s) available under your Contracts. This transfer is not subject to a transfer fee and will not count towards the 12 transfers you can make per Contract Year.

We will send you a confirmation that shows the amount that we credited to the Morgan Stanley Money Market Variable Sub-Account or to the investment alternative that you chose and the date of the transaction. For additional information on how to transfer to another investment alternative, or how to make a change to your current allocation(s), please contact your financial representative or call our Customer Service Center at the number listed below.

Attached, as Appendix A, is a list of the Portfolios and Fixed Account Investment Alternatives currently available under your Contracts.

Please keep this supplement for future reference together with your prospectuses.

               Number for Customer Service Center: 1-800-256-9392

                                   Appendix A

The Allstate Variable Annuities (Allstate Variable Annuity - B Share and Allstate Variable Annuity - L Share) offers a variety of Investment Alternatives that encompass investment choices ranging from aggressive to conservative. Below is a listing of the Portfolios and Fixed Account Investment Alternatives currently available. Also included is the investment objective for each Portfolio. The Morgan Stanley UIF Active International Allocation Portfolio, although currently available, is not listed.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the relevant prospectus for the Portfolio.

                                   Portfolios

               Morgan Stanley Variable Investment Series (Class Y)

Aggressive Equity Portfolio
Seeks capital growth.

Dividend Growth Portfolio
Seeks reasonable current income and long-term growth of income and capital.

Equity Portfolio
Seeks growth of capital and, as a secondary objective, income when consistent with its primary objective.

European Growth Portfolio
Seeks to maximize the capital appreciation on its investments.

Global Advantage Portfolio
Seeks long-term capital growth.

Global Dividend Growth Portfolio
Seeks reasonable current income and long-term growth of income and capital.

High Yield Portfolio
Seeks high current income and, as a secondary objective, capital appreciation when consistent with its primary objective.

Income Builder Portfolio
Seeks reasonable income and, as a secondary objective, growth of capital.

Information Portfolio
Seeks long-term capital appreciation.

Limited Duration Portfolio
Seeks high current income consistent with preservation of capital.

Money Market Portfolio
Seeks high current income, preservation of capital, and liquidity.

Pacific Growth Portfolio
Seeks to maximize the capital appreciation on its investments.

Quality Income Plus Portfolio
Seeks high current income and, as a secondary objective, capital appreciation when consistent with its primary objective.

S&P 500 Index Portfolio
Seeks investment results that, before expenses, correspond to the total return of the Standard and Poor's 500 Composite Stock Price Index.

Strategist Portfolio
Seeks high total investment return.

Utilities Portfolio
Seeks current income and long-term growth of income and capital.


               The Universal Institutional Funds, Inc. (Class II)

Morgan Stanley UIF Emerging Markets Debt Portfolio
Seeks high total return.

Morgan Stanley UIF Emerging Markets Equity Portfolio
Seeks long-term capital appreciation.

Morgan Stanley UIF Equity Growth Portfolio
Seeks long-term capital appreciation.

Morgan Stanley UIF Equity and Income Portfolio
Seeks capital appreciation and current income.

Morgan Stanley UIF Global Franchise Portfolio
Seeks long-term capital appreciation.

Morgan Stanley UIF Mid Cap Growth Portfolio
Seeks long-term capital growth.

Morgan Stanley UIF Small Company Growth Portfolio
Seeks long-term capital appreciation.

Morgan Stanley UIF U.S. Mid Cap Core Portfolio
Seeks above-average total return over a market cycle of three to five years.

Morgan Stanley UIF U.S. Real Estate Portfolio
Seeks above-average current income and long-term capital appreciation.


                   Van Kampen Life Investment Trust (Class II)

Van Kampen LIT Aggressive Growth Portfolio
Seeks capital growth.

Van Kampen LIT Comstock Portfolio
Seeks capital growth and income.

Van Kampen LIT Emerging Growth Portfolio
Seeks capital appreciation.

Van Kampen LIT Growth and Income Portfolio
Seeks long-term growth of capital and income.


                    AIM Variable Insurance Funds (Series II)*

AIM V.I. Basic Value Fund
Seeks long-term growth of capital.

AIM V.I. Capital Appreciation Fund
Seeks growth of capital.

AIM V.I. Premier Equity Fund
Seeks long-term growth of capital; income is a secondary objective.


            AllianceBernstein Variable Products Series Fund (Class B)

AllianceBernstein Growth Portfolio
Seeks long-term growth of capital; current income is incidental to the Portfolio's objective.

AllianceBernstein Growth and Income Portfolio
Seeks reasonable current income and reasonable opportunity for appreciation.

AllianceBernstein Premier Growth Portfolio
Seeks growth of capital by pursuing aggressive investment policies

AllianceBernstein Small Cap Value Portfolio
Seeks long-term growth of capital.


                        Putnam Variable Trust (Class IB)

Putnam VT The George Putnam Fund of Boston
Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds.

Putnam VT Growth and Income Fund
Seeks capital growth and current income.

Putnam VT International Equity Fund
Seeks capital appreciation.

Putnam VT Investors Fund
Seeks long-term growth of capital and any increased income that results from this growth.

Putnam VT Voyager Fund
Seeks capital appreciation.

* A Portfolio's investment objective may be changed by the Fund's Board of Trustees without shareholder approval.

                             Fixed Account Options**

Dollar Cost Averaging Fixed Account Option

Standard Fixed Account Option

** Not all Fixed Account Options are available with all Contracts.